Loss Per Share - Net Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net loss	$ (122,754)	$ (76,038)	$ (98,908)